Schedule of Investments (unaudited)	iShares® Genomics Immunology and Healthcare ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 0.7%
Arbutus Biopharma Corp.(a)	423,490	$1,062,960

China — 6.3%
BeiGene Ltd.(a)	461,800	9,062,349

Denmark — 4.3%
Genmab A/S(a)	15,172	6,235,153

France — 6.9%
Sanofi	77,940	8,399,460
Valneva SE(a)(b)	316,183	1,536,553
		9,936,013
Germany — 3.9%
BioNTech SE, ADR	41,248	4,712,172
MorphoSys AG(a)(b)	45,410	953,831
		5,666,003
Japan — 5.5%
Takeda Pharmaceutical Co. Ltd.	239,100	7,928,349

Netherlands — 1.1%
CureVac NV(a)(b)	221,688	1,633,841

South Korea — 1.7%
ABLBio Inc.(a)	90,029	1,423,315
Geneone Life Science Inc.(a)	221,514	997,624
		2,420,939
Switzerland — 8.0%
CRISPR Therapeutics AG(a)(b)	99,746	4,881,569
Roche Holding AG, NVS	21,376	6,693,684
		11,575,253
Taiwan — 2.0%
Adimmune Corp.(a)	948,000	1,229,896
Medigen Vaccine Biologics Corp.(a)	730,815	1,568,195
		2,798,091
United States — 59.2%
Adicet Bio Inc.(a)	87,411	510,480
Allogene Therapeutics Inc.(a)(b)	247,799	1,345,548
Arcturus Therapeutics Holdings Inc.(a)	30,313	806,932
Arcus Biosciences Inc.(a)	144,333	2,576,344
Atea Pharmaceuticals Inc.(a)	225,709	738,068
Beam Therapeutics Inc.(a)(b)	149,540	4,592,373
BioCryst Pharmaceuticals Inc.(a)(b)	547,416	4,165,836
BioNano Genomics Inc.(a)(b)	900,322	619,332
Blueprint Medicines Corp.(a)	143,091	7,304,796
Caribou Biosciences Inc.(a)	157,483	677,177
Coherus Biosciences Inc.(a)(b)	225,296	1,628,890
Editas Medicine Inc.(a)(b)	211,156	1,723,033
Exelixis Inc.(a)	402,614	7,367,836
Fate Therapeutics Inc.(a)	282,754	1,716,317
Ginkgo Bioworks Holdings Inc.(a)(b)	2,919,382	3,561,646

Security	Shares	Value

United States (continued)
ImmunityBio Inc.(a)(b)	256,433	$718,012
Inovio Pharmaceuticals Inc.(a)(b)	760,420	587,424
Intellia Therapeutics Inc.(a)(b)	105,158	3,969,715
Invitae Corp.(a)(b)	735,318	1,000,033
Iovance Biotherapeutics Inc.(a)	438,804	2,474,855
Karyopharm Therapeutics Inc.(a)(b)	220,712	790,149
Ligand Pharmaceuticals Inc.(a)(b)	49,320	3,765,582
MacroGenics Inc.(a)(b)	182,898	1,260,167
Moderna Inc.(a)(b)	38,396	5,102,444
NeoImmuneTech Inc.(a)	1,361,984	3,253,552
Nkarta Inc.(a)	113,410	561,380
Ocugen Inc.(a)	665,558	474,942
OmniAb Inc., 12.50 Earnout Shares(c)	19,498	—
OmniAb Inc., 15.00 Earnout Shares(c)	19,498	—
Prime Medicine Inc., NVS(a)(b)	36,585	503,775
Regeneron Pharmaceuticals Inc.(a)	9,136	7,325,153
Sana Biotechnology Inc.(a)(b)	108,834	575,732
Sangamo Therapeutics Inc.(a)	168,049	247,032
SpringWorks Therapeutics Inc.(a)	136,800	3,198,384
Twist Bioscience Corp.(a)(b)	169,078	2,110,093
Vir Biotechnology Inc.(a)	247,571	6,226,411
Xencor Inc.(a)(b)	77,811	2,057,323
		85,536,766
Total Long-Term Investments — 99.6%
(Cost: $230,405,370)		143,855,717

Short-Term Securities

Money Market Funds — 21.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(d)(e)(f)	30,296,248	30,305,337
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(d)(e)	40,000	40,000

Total Short-Term Securities — 21.0%
(Cost: $30,347,390)		30,345,337

Total Investments — 120.6%
(Cost: $260,752,760)		174,201,054

Liabilities in Excess of Other Assets — (20.6)%		(29,770,852)

Net Assets —100.0%		$144,430,202

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Genomics Immunology and Healthcare ETF
April 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$29,522,610	$772,856	(a)	$—		$11,997	$(2,126)	$30,305,337	30,296,248	$278,867	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	210,000	—		(170,000	)(a)	—	—	40,000	40,000	4,333		—
						$11,997	$(2,126)	$30,345,337		$283,200		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Futures
E-Mini Health Care Sector Index	4	06/16/23	$542	$29,353

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$94,573,756	$49,281,961	$—	$143,855,717

Schedule of Investments (unaudited) (continued)	iShares® Genomics Immunology and Healthcare ETF
April 30, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$30,345,337	$—	$—	$30,345,337
	$124,919,093	$49,281,961	$—	$174,201,054
Derivative Financial Instruments(a)
Assets
Equity Contracts	$29,353	$—	$—	$29,353

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

3